INCOME TAXES - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Taxes Disclosure [Line Items]
Effective tax rate	28.00%	70.70%	32.90%	30.10%
Deferred tax assets	$ 117,000,000		$ 117,000,000		$ 134,000,000
Higher Nominal Rate, Non-deductible Expenses and Income Tax Losses
Income Taxes Disclosure [Line Items]
Deferred tax assets		$ 0		$ 0